Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A ordinary shares
Allocation of net income including remeasurement of temporary equity		$ 5,219,544
Weighted average shares outstanding, basic		24,499,726
Weighted average shares outstanding, diluted	0	24,499,726
Net income per share, basic		$ 0.21
Net income per share, diluted	$ 0.00	$ 0.14
Class B Common Stock
Allocation of net income including remeasurement of temporary equity	$ (5,894)	$ 1,470,011
Weighted average shares outstanding, basic	45,000,000	6,900,000
Weighted average shares outstanding, diluted	45,000,000	6,900,000
Net income per share, basic	$ 0.00	$ 0.21
Net income per share, diluted	$ 0.00	$ 0.14